Subsequent Events (Details) (USD $)		0 Months Ended	1 Months Ended		9 Months Ended				9 Months Ended		1 Months Ended	0 Months Ended				0 Months Ended
	Feb. 08, 2013 Letters of credit	Feb. 08, 2013 Predecessor	May 31, 2013 Predecessor	Apr. 30, 2013 Predecessor Closure of Boynton Beach office	Sep. 30, 2013 Predecessor Closure of Boynton Beach office	Sep. 30, 2013 Predecessor Credit Facility	Feb. 08, 2013 Predecessor Credit Facility	May 31, 2013 Predecessor Additional term loan issued May 2013	Sep. 30, 2013 Predecessor New term loan Eurodollar	Sep. 30, 2013 Predecessor New term loan Base rate	Apr. 30, 2013 Predecessor Subsequent Events Closure of Boynton Beach office	Feb. 08, 2013 Predecessor Subsequent Events Credit Facility	Feb. 08, 2013 Predecessor Subsequent Events Letters of credit	May 31, 2013 Predecessor Subsequent Events Additional term loan issued May 2013	Feb. 08, 2013 Predecessor Subsequent Events New term loan	Dec. 06, 2013 Predecessor Subsequent Events New term loan Eurodollar	Feb. 08, 2013 Predecessor Subsequent Events New term loan Eurodollar	Dec. 06, 2013 Predecessor Subsequent Events New term loan Base rate	Feb. 08, 2013 Predecessor Subsequent Events New term loan Base rate	May 31, 2013 Predecessor Subsequent Events JGWPT	Feb. 08, 2013 Predecessor Subsequent Events JGWPT	Feb. 08, 2013 Predecessor Subsequent Events JGWPT PGHI
Subsequent events
Loan amount								$ 150,000,000						$ 150,000,000	$ 425,000,000
Revolving commitment	10,000,000						20,000,000					20,000,000	10,000,000
Variable rate basis																	LIBOR		Prime
Interest rate floor (as a percent)									1.50%	2.50%						1.00%	1.50%	2.00%	2.50%
Margin on variable rate (as a percent)									7.50%	6.50%						6.00%	7.50%	5.00%	6.50%
Unused fee (as a percent)						0.50%						0.50%
Cash distribution		309,600,000	150,000,000																	150,000,000	304,300,000
Asset distribution																						16,300,000
Restructure charge				$ 3,224,000	$ 3,224,000						$ 2,500,000